Organization (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net cash used in operating activities	$ (52,412)	$ (59,047)	$ (121,515)
Effect of foreign exchange rate changes	57	(586)	(343)
CASH - BEGINNING OF PERIOD	123,464	183,097	304,955
CASH - END OF PERIOD	71,109	123,464	183,097
Beijing Guangwang Hetong [Member]
Net cash used in operating activities	(159)	(313)
Effect of foreign exchange rate changes	3,670	(4,341)
CASH - BEGINNING OF PERIOD	62,046	66,700
CASH - END OF PERIOD	$ 65,557	$ 62,046	$ 66,700